Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Benefit Plan Obligations, Assets, Funded Status, Accumulated Other Comprehensive Income (Loss) and Accumulated Benefit Obligation

	December 31,
	2016		2015
	Pension Benefits (1)	Other Postretirement Benefits	Pension Benefits (1)	Other Postretirement Benefits
	(In millions)
Change in benefit obligations:
Benefit obligations at January 1,	$10,293	$1,892	$10,778	$2,116
Service costs	272	9	275	17
Interest costs	423	82	414	89
Plan participants’ contributions	—	30	—	28
Net actuarial (gains) losses	362	(115)	(617)	(238)
Acquisition, divestitures, settlements and curtailments	(37)	18	(4)	(1)
Change in benefits	(11)	(43)	—	(10)
Benefits paid	(582)	(111)	(521)	(104)
Effect of foreign currency translation	21	(3)	(32)	(5)
Benefit obligations at December 31,	10,741	1,759	10,293	1,892
Change in plan assets:
Estimated fair value of plan assets at January 1,	8,603	1,382	8,848	1,436
Actual return on plan assets	618	75	(122)	4
Acquisition, divestitures and settlements	(7)	(1)	(3)	(4)
Plan participants’ contributions	—	30	—	28
Employer contributions	374	13	416	23
Benefits paid	(582)	(111)	(521)	(104)
Effect of foreign currency translation	3	(2)	(15)	(1)
Estimated fair value of plan assets at December 31,	9,009	1,386	8,603	1,382
Over (under) funded status at December 31,	$(1,732)	$(373)	$(1,690)	$(510)
Amounts recognized on the consolidated balance sheets:
Other assets	$3	$1	$5	$1
Other liabilities	(1,735)	(374)	(1,695)	(511)
Net amount recognized	$(1,732)	$(373)	$(1,690)	$(510)
AOCI:
Net actuarial (gains) losses	$2,993	$89	$2,945	$222
Prior service costs (credit)	(11)	(49)	—	(14)
AOCI, before income tax	$2,982	$40	$2,945	$208
Accumulated benefit obligation	$10,340	N/A	$9,870	N/A
__________________

(1)	Includes nonqualified unfunded plans, for which the aggregate PBO was $1.1 billion and $1.0 billion at December 31, 2016 and 2015, respectively.

Benefit Plan Obligations, Assets, Funded Status, Accumulated Other Comprehensive Income (Loss) and Accumulated Benefit Obligation

	December 31,
	2016		2015
	Pension Benefits (1)	Other Postretirement Benefits	Pension Benefits (1)	Other Postretirement Benefits
	(In millions)
Change in benefit obligations:
Benefit obligations at January 1,	$10,293	$1,892	$10,778	$2,116
Service costs	272	9	275	17
Interest costs	423	82	414	89
Plan participants’ contributions	—	30	—	28
Net actuarial (gains) losses	362	(115)	(617)	(238)
Acquisition, divestitures, settlements and curtailments	(37)	18	(4)	(1)
Change in benefits	(11)	(43)	—	(10)
Benefits paid	(582)	(111)	(521)	(104)
Effect of foreign currency translation	21	(3)	(32)	(5)
Benefit obligations at December 31,	10,741	1,759	10,293	1,892
Change in plan assets:
Estimated fair value of plan assets at January 1,	8,603	1,382	8,848	1,436
Actual return on plan assets	618	75	(122)	4
Acquisition, divestitures and settlements	(7)	(1)	(3)	(4)
Plan participants’ contributions	—	30	—	28
Employer contributions	374	13	416	23
Benefits paid	(582)	(111)	(521)	(104)
Effect of foreign currency translation	3	(2)	(15)	(1)
Estimated fair value of plan assets at December 31,	9,009	1,386	8,603	1,382
Over (under) funded status at December 31,	$(1,732)	$(373)	$(1,690)	$(510)
Amounts recognized on the consolidated balance sheets:
Other assets	$3	$1	$5	$1
Other liabilities	(1,735)	(374)	(1,695)	(511)
Net amount recognized	$(1,732)	$(373)	$(1,690)	$(510)
AOCI:
Net actuarial (gains) losses	$2,993	$89	$2,945	$222
Prior service costs (credit)	(11)	(49)	—	(14)
AOCI, before income tax	$2,982	$40	$2,945	$208
Accumulated benefit obligation	$10,340	N/A	$9,870	N/A
__________________

(1)	Includes nonqualified unfunded plans, for which the aggregate PBO was $1.1 billion and $1.0 billion at December 31, 2016 and 2015, respectively.

Benefit Plan Obligations, Assets, Funded Status, Accumulated Other Comprehensive Income (Loss) and Accumulated Benefit Obligation

	December 31,
	2016		2015
	Pension Benefits (1)	Other Postretirement Benefits	Pension Benefits (1)	Other Postretirement Benefits
	(In millions)
Change in benefit obligations:
Benefit obligations at January 1,	$10,293	$1,892	$10,778	$2,116
Service costs	272	9	275	17
Interest costs	423	82	414	89
Plan participants’ contributions	—	30	—	28
Net actuarial (gains) losses	362	(115)	(617)	(238)
Acquisition, divestitures, settlements and curtailments	(37)	18	(4)	(1)
Change in benefits	(11)	(43)	—	(10)
Benefits paid	(582)	(111)	(521)	(104)
Effect of foreign currency translation	21	(3)	(32)	(5)
Benefit obligations at December 31,	10,741	1,759	10,293	1,892
Change in plan assets:
Estimated fair value of plan assets at January 1,	8,603	1,382	8,848	1,436
Actual return on plan assets	618	75	(122)	4
Acquisition, divestitures and settlements	(7)	(1)	(3)	(4)
Plan participants’ contributions	—	30	—	28
Employer contributions	374	13	416	23
Benefits paid	(582)	(111)	(521)	(104)
Effect of foreign currency translation	3	(2)	(15)	(1)
Estimated fair value of plan assets at December 31,	9,009	1,386	8,603	1,382
Over (under) funded status at December 31,	$(1,732)	$(373)	$(1,690)	$(510)
Amounts recognized on the consolidated balance sheets:
Other assets	$3	$1	$5	$1
Other liabilities	(1,735)	(374)	(1,695)	(511)
Net amount recognized	$(1,732)	$(373)	$(1,690)	$(510)
AOCI:
Net actuarial (gains) losses	$2,993	$89	$2,945	$222
Prior service costs (credit)	(11)	(49)	—	(14)
AOCI, before income tax	$2,982	$40	$2,945	$208
Accumulated benefit obligation	$10,340	N/A	$9,870	N/A
__________________

(1)	Includes nonqualified unfunded plans, for which the aggregate PBO was $1.1 billion and $1.0 billion at December 31, 2016 and 2015, respectively.

Accumulated benefit obligations in excess of fair value of plan assets
Information for pension plans with PBOs in excess of plan assets and accumulated benefit obligations (“ABO”) in excess of plan assets was as follows at:

	December 31,
	2016	2015	2016	2015
	PBO Exceeds Estimated Fair Value of Plan Assets		ABO Exceeds Estimated Fair Value of Plan Assets
	(In millions)
Projected benefit obligations	$10,670	$10,224	$1,894	$2,263
Accumulated benefit obligations	$10,318	$9,839	$1,785	$2,127
Estimated fair value of plan assets	$8,979	$8,567	$228	$692

Defined benefit plan pension plans with projected benefit obligations in excess of plan assets
Information for pension plans with PBOs in excess of plan assets and accumulated benefit obligations (“ABO”) in excess of plan assets was as follows at:

	December 31,
	2016	2015	2016	2015
	PBO Exceeds Estimated Fair Value of Plan Assets		ABO Exceeds Estimated Fair Value of Plan Assets
	(In millions)
Projected benefit obligations	$10,670	$10,224	$1,894	$2,263
Accumulated benefit obligations	$10,318	$9,839	$1,785	$2,127
Estimated fair value of plan assets	$8,979	$8,567	$228	$692

Net periodic benefit costs and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

	Years Ended December 31,
	2016		2015		2014
	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
	(In millions)
Net periodic benefit costs:
Service costs	$272	$9	$275	$17	$258	$15
Interest costs	423	82	414	89	447	93
Settlement and curtailment costs (1)	2	19	(1)	3	5	2
Expected return on plan assets	(527)	(75)	(534)	(80)	(474)	(76)
Amortization of net actuarial (gains) losses	189	10	189	42	168	11
Amortization of prior service costs (credit)	—	(6)	(1)	(5)	—	(4)
Total net periodic benefit costs (credit)	359	39	342	66	404	41
Other changes in plan assets and benefit obligations recognized in OCI:
Net actuarial (gains) losses	238	(124)	43	(161)	960	223
Prior service costs (credit)	(11)	(41)	—	(7)	(20)	(13)
Amortization of net actuarial (gains) losses	(189)	(10)	(189)	(42)	(168)	(11)
Amortization of prior service (costs) credit	—	6	1	5	—	4
Discontinued operations	(1)	1	(2)	(2)	(2)	(3)
Total recognized in OCI	37	(168)	(147)	(207)	770	200
Total recognized in net periodic benefit costs and OCI	$396	$(129)	$195	$(141)	$1,174	$241
__________________

(1)	The Company recognized curtailment charges in 2016 on certain postretirement benefit plans in connection with the U.S Retail Advisor Force Divestiture. See Note 3.
The benefit obligations, funded status and net periodic benefit costs related to these pension and other postretirement benefits were comprised of the following:

	December 31, 2016						December 31, 2015
	Pension Benefits			Other Postretirement Benefits			Pension Benefits			Other Postretirement Benefits
	U.S. Plans	Non- U.S. Plans	Total	U.S. Plans	Non- U.S. Plans	Total	U.S. Plans	Non- U.S. Plans	Total	U.S. Plans	Non- U.S. Plans	Total
	(In millions)
Benefit obligations	$9,859	$882	$10,741	$1,734	$25	$1,759	$9,546	$747	$10,293	$1,863	$29	$1,892
Estimated fair value of plan assets	8,721	288	9,009	1,379	7	1,386	8,342	261	8,603	1,373	9	1,382
Over (under) funded status	$(1,138)	$(594)	$(1,732)	$(355)	$(18)	$(373)	$(1,204)	$(486)	$(1,690)	$(490)	$(20)	$(510)
Net periodic benefit costs	$278	$81	$359	$37	$2	$39	$269	$73	$342	$60	$6	$66

Net periodic benefit costs and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

	Years Ended December 31,
	2016		2015		2014
	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
	(In millions)
Net periodic benefit costs:
Service costs	$272	$9	$275	$17	$258	$15
Interest costs	423	82	414	89	447	93
Settlement and curtailment costs (1)	2	19	(1)	3	5	2
Expected return on plan assets	(527)	(75)	(534)	(80)	(474)	(76)
Amortization of net actuarial (gains) losses	189	10	189	42	168	11
Amortization of prior service costs (credit)	—	(6)	(1)	(5)	—	(4)
Total net periodic benefit costs (credit)	359	39	342	66	404	41
Other changes in plan assets and benefit obligations recognized in OCI:
Net actuarial (gains) losses	238	(124)	43	(161)	960	223
Prior service costs (credit)	(11)	(41)	—	(7)	(20)	(13)
Amortization of net actuarial (gains) losses	(189)	(10)	(189)	(42)	(168)	(11)
Amortization of prior service (costs) credit	—	6	1	5	—	4
Discontinued operations	(1)	1	(2)	(2)	(2)	(3)
Total recognized in OCI	37	(168)	(147)	(207)	770	200
Total recognized in net periodic benefit costs and OCI	$396	$(129)	$195	$(141)	$1,174	$241
__________________

(1)	The Company recognized curtailment charges in 2016 on certain postretirement benefit plans in connection with the U.S Retail Advisor Force Divestiture. See Note 3.

Assumptions used in determining benefit obligations and net periodic benefit costs
Assumptions used in determining benefit obligations for the U.S. plans were as follows:

	Pension Benefits			Other Postretirement Benefits
December 31, 2016
Weighted average discount rate	4.30%			4.45%
Rate of compensation increase	2.25%	-	8.50%	N/A
December 31, 2015
Weighted average discount rate	4.50%			4.60%
Rate of compensation increase	2.25%	-	8.50%	N/A
Assumptions used in determining net periodic benefit costs for the U.S. Plans were as follows:

	Pension Benefits			Other Postretirement Benefits
Year Ended December 31, 2016
Weighted average discount rate	4.13%			4.37%
Weighted average expected rate of return on plan assets	6.00%			5.53%
Rate of compensation increase	2.25%	-	8.50%	N/A
Year Ended December 31, 2015
Weighted average discount rate	4.10%			4.10%
Weighted average expected rate of return on plan assets	6.25%			5.70%
Rate of compensation increase	2.25%	-	8.50%	N/A
Year Ended December 31, 2014
Weighted average discount rate	5.15%			5.15%
Weighted average expected rate of return on plan assets	6.25%			5.70%
Rate of compensation increase	3.50%	-	7.50%	N/A

Assumed healthcare costs trend rates
The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

	December 31,
	2016		2015
	Before Age 65	Age 65 and older	Before Age 65	Age 65 and older
Following year	6.8%	13.0%	6.3%	10.3%
Ultimate rate to which cost increase is assumed to decline	4.0%	4.3%	4.2%	4.6%
Year in which the ultimate trend rate is reached	2077	2092	2086	2091

One-percentage point change in assumed healthcare cost trend rates
Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects on the U.S. Plans as of December 31, 2016:

	One Percent Increase	One Percent Decrease
	(In millions)
Effect on total of service and interest costs components	$12	$(10)
Effect of accumulated postretirement benefit obligations	$215	$(177)

Plan Assets
The pension and other postretirement plan assets measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are summarized as follows:

	December 31, 2016
	Pension Benefits				Other Postretirement Benefits
	Fair Value Hierarchy				Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
Corporate	$—	$3,499	$—	$3,499	$20	$306	$—	$326
U.S. government bonds	1,656	4	—	1,660	210	1	—	211
Foreign bonds	—	862	—	862	—	79	—	79
Federal agencies	—	196	—	196	—	27	—	27
Municipals	—	313	—	313	—	23	—	23
Short-term investments	118	217	—	335	13	416	—	429
Other (2)	—	362	9	371	—	55	—	55
Total fixed maturity securities	1,774	5,453	9	7,236	243	907	—	1,150
Equity securities:
Common stock - domestic	474	—	—	474	113	—	—	113
Common stock - foreign	380	69	—	449	122	—	—	122
Total equity securities	854	69	—	923	235	—	—	235
Other investments	30	105	637	772	—	—	—	—
Derivative assets	16	(3)	65	78	1	—	—	1
Total assets	$2,674	$5,624	$711	$9,009	$479	$907	$—	$1,386

	December 31, 2015
	Pension Benefits				Other Postretirement Benefits
	Fair Value Hierarchy				Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
Corporate	$—	$2,931	$77	$3,008	$18	$281	$1	$300
U.S. government bonds	962	487	—	1,449	193	12	—	205
Foreign bonds	—	752	17	769	—	69	—	69
Federal agencies	—	222	—	222	—	34	—	34
Municipals	—	298	—	298	—	56	—	56
Short-term investments (1)	10	307	—	317	1	431	—	432
Other (1), (2)	9	398	7	414	—	47	—	47
Total fixed maturity securities	981	5,395	101	6,477	212	930	1	1,143
Equity securities:
Common stock - domestic	733	24	—	757	126	—	—	126
Common stock - foreign	364	61	—	425	111	—	—	111
Total equity securities	1,097	85	—	1,182	237	—	—	237
Other investments	32	85	723	840	—	—	—	—
Derivative assets	25	3	76	104	2	—	—	2
Total assets	$2,135	$5,568	$900	$8,603	$451	$930	$1	$1,382
__________________

(1)	The prior year amounts have been reclassified into fixed maturity securities to conform to the current year presentation.

(2)	Other primarily includes money market securities, mortgage-backed securities, collateralized mortgage obligations and ABS.
The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2016 for the Invested Plans:

	December 31,
	2016				2015
	U.S. Pension Benefits		U.S. Other Postretirement Benefits (2)		U.S. Pension Benefits	U.S. Other Postretirement Benefits (2)
	Target	Actual Allocation	Target	Actual Allocation	Actual Allocation	Actual Allocation
Asset Class (1)
Fixed maturity securities	82%	81%	76%	76%	75%	75%
Equity securities (3)	10%	11%	24%	24%	15%	25%
Alternative securities (4)	8%	8%	—%	—%	10%	—%
Total assets		100%		100%	100%	100%
__________________

(1)	Certain prior year amounts have been reclassified from alternative securities into fixed maturity securities to conform to the current year presentation.

(2)	U.S. other postretirement benefits do not reflect postretirement life’s plan assets invested in fixed maturity securities.

(3)	Equity securities percentage includes derivative assets.

(4)	Alternative securities primarily include hedges, private equity and real estate funds.

Rollforward fair value measurement using significant unobservable outputs (level 3)
A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Pension Benefits
	Fixed Maturity Securities:
	Corporate	Foreign Bonds	Other (1)	Other Investments	Derivative Assets
	(In millions)
Balance, January 1, 2015	$79	$17	$8	$745	$73
Realized gains (losses)	1	—	—	—	(11)
Unrealized gains (losses)	(5)	(1)	2	55	(9)
Purchases, sales, issuances and settlements, net	8	2	(1)	(77)	23
Transfers into and/or out of Level 3	(6)	(1)	(2)	—	—
Balance, December 31, 2015	$77	$17	$7	$723	$76
Realized gains (losses)	2	—	—	—	3
Unrealized gains (losses)	3	(3)	—	33	(18)
Purchases, sales, issuances and settlements, net	(20)	(3)	—	(119)	6
Transfers into and/or out of Level 3	(62)	(11)	2	—	(2)
Balance, December 31, 2016	$—	$—	$9	$637	$65
__________________

(1)	Other includes ABS and collateralized mortgage obligations.

Defined benefit plan estimated future benefit payments
Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

	Pension Benefits	Other Postretirement Benefits
	(In millions)
2017	$573	$85
2018	$589	$87
2019	$606	$92
2020	$627	$95
2021	$642	$96
2022-2026	$3,498	$500